SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
SHAREHOLDERS' EQUITY [Abstract]
Volatility	71.50%	70.90%
Risk Free Rate	1.10%	1.90%
Dividend yield
Average Expected Life	4 years	4 years
Granted	711,500	642,000
Fair value of options granted	$ 1,074	$ 2,282